CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [line items]
Amortization of intangible assets	$ (249,481)	$ (191,768)		$ (161,533)
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,521,488	5,514,481	$ 3,734,116
Ending Balance	9,187,564	7,521,488	5,514,481	5,514,481
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	3,145,811	2,531,277	2,176,163
Ending Balance	3,831,577	3,145,811	2,531,277	2,531,277
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	4,375,677	2,983,204	1,557,953
Ending Balance	5,355,987	4,375,677	2,983,204	2,983,204
Gross carrying amount | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	8,279,792	6,765,773	4,661,633
Additions	1,865,895	2,285,995	2,045,681
Reclassification to PPE	582	407	25,840
Transfer to non-current assets held for sale	(769)
Withdrawals	(10,904)	(773,817)	(1,374)
Effect of movements in exchange rates	16,149	1,434	33,993
Cost / (Amortization) / (Impairment loss)	1,870,953	1,514,019	2,104,140
Ending Balance	10,150,745	8,279,792	6,765,773	6,765,773
Gross carrying amount | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	3,785,538	3,033,014	2,546,056
Additions	863,910	760,982	428,375
Reclassification to PPE	582	407	25,840
Transfer to non-current assets held for sale	(769)
Withdrawals	(10,520)	(10,299)	(1,250)
Effect of movements in exchange rates	16,149	1,434	33,993
Cost / (Amortization) / (Impairment loss)	869,352	752,524	486,958
Ending Balance	4,654,890	3,785,538	3,033,014	3,033,014
Gross carrying amount | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	4,494,254	3,732,759	2,115,577
Additions	1,001,985	1,525,013	1,617,306
Withdrawals	(384)	(763,518)	(124)
Cost / (Amortization) / (Impairment loss)	1,001,601	761,495	1,617,182
Ending Balance	5,495,855	4,494,254	3,732,759	3,732,759
Accumulated depreciation and amortization | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(756,272)	(1,251,292)		(927,517)
Reclassification to PPE		7		(665)
Amortization of intangible assets	(204,431)	(248,704)		(300,210)
Transfer to non-current assets held for sale	148
Withdrawals	4,480	744,190
Withdrawals				(21,083)
Effect of movements in exchange rates	(1,868)	(473)		(1,817)
Cost / (Amortization) / (Impairment loss)	(201,671)	495,020	(323,775)
Ending Balance	(957,943)	(756,272)	(1,251,292)	(1,251,292)
Accumulated depreciation and amortization | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(639,727)	(501,737)		(369,893)
Reclassification to PPE		7		(665)
Amortization of intangible assets	(183,701)	(140,488)		(129,509)
Transfer to non-current assets held for sale	148
Withdrawals	4,131	2,964		147
Effect of movements in exchange rates	(1,868)	(473)		(1,817)
Cost / (Amortization) / (Impairment loss)	(181,290)	(137,990)	(131,844)
Ending Balance	(821,017)	(639,727)	(501,737)	(501,737)
Accumulated depreciation and amortization | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(116,545)	(749,555)		(557,624)
Amortization of intangible assets	(20,730)	(108,216)		(170,701)
Withdrawals	349	741,226
Withdrawals				(21,230)
Cost / (Amortization) / (Impairment loss)	(20,381)	633,010	(191,931)
Ending Balance	(136,926)	(116,545)	$ (749,555)	$ (749,555)
Accumulated impairment | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(2,032)
Impairment charge	(3,206)	(2,032)
Cost / (Amortization) / (Impairment loss)	(3,206)	(2,032)
Ending Balance	(5,238)	(2,032)
Accumulated impairment | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Impairment charge	(2,296)
Cost / (Amortization) / (Impairment loss)	(2,296)
Ending Balance	(2,296)
Accumulated impairment | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(2,032)
Impairment charge	(910)	(2,032)
Cost / (Amortization) / (Impairment loss)	(910)	(2,032)
Ending Balance	$ (2,942)	$ (2,032)